Consolidated Balance Sheets (Parentheticals) - $ / shares shares in Thousands	Jun. 30, 2017	Dec. 31, 2016
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	172,902,967	153,045,408
Common Stock, Shares, Outstanding	172,902,967	153,045,408